Quarterly Holdings Report
for
Fidelity® Total International Equity Fund
July 31, 2024
TIE-NPRT3-0924
1.863105.116
Common Stocks - 96.4%
	Shares	Value ($)
Australia - 2.4%
BHP Group Ltd.	84,720	2,353,093
Commonwealth Bank of Australia	5,371	482,915
Glencore PLC	300,352	1,666,606
Imdex Ltd.	57,721	86,440
Macquarie Group Ltd.	7,291	1,000,316
Paladin Energy Ltd. (Australia) (a)	111,305	830,510
Steadfast Group Ltd.	29,814	126,535
Woodside Energy Group Ltd.	31,644	573,858
TOTAL AUSTRALIA		7,120,273
Belgium - 0.7%
Azelis Group NV	19,563	370,511
KBC Ancora	3,021	147,126
KBC Group NV	9,528	738,729
UCB SA	4,713	788,815
TOTAL BELGIUM		2,045,181
Brazil - 0.8%
Gerdau SA sponsored ADR ADR	327,699	1,061,745
Localiza Rent a Car SA rights 8/1/24 (a)	2	4
Petroleo Brasileiro SA - Petrobras sponsored ADR	86,713	1,237,395
TOTAL BRAZIL		2,299,144
Canada - 6.7%
Barrick Gold Corp.	126,079	2,333,722
CAE, Inc. (a)	59,529	1,083,090
Cameco Corp.	23,170	1,054,578
Canadian Natural Resources Ltd.	31,930	1,133,675
Canadian Pacific Kansas City Ltd.	55,515	4,655,435
Constellation Software, Inc.	821	2,590,457
Constellation Software, Inc. warrants 3/31/40 (a)(b)	921	0
Franco-Nevada Corp.	11,567	1,490,603
McCoy Global, Inc.	7,000	10,140
Nutrien Ltd.	16,669	854,910
Osisko Gold Royalties Ltd.	5,879	103,090
Pason Systems, Inc.	8,625	102,202
Richelieu Hardware Ltd.	30,230	892,898
Royal Bank of Canada	20,000	2,234,889
Suncor Energy, Inc.	41,159	1,643,796
TOTAL CANADA		20,183,485
Chile - 0.4%
Antofagasta PLC	49,492	1,285,214
China - 8.9%
China Life Insurance Co. Ltd. (H Shares)	1,811,830	2,518,476
Chlitina Holding Ltd.	9,477	42,917
Haier Smart Home Co. Ltd. (A Shares)	713,700	2,697,721
Hansoh Pharmaceutical Group Co. Ltd. (c)	767,988	1,678,931
Industrial & Commercial Bank of China Ltd. (H Shares)	2,799,822	1,555,287
Kweichow Moutai Co. Ltd. (A Shares)	4,800	944,928
Meituan Class B (a)(c)	177,658	2,459,972
New Oriental Education & Technology Group, Inc. (a)	221,815	1,435,730
PDD Holdings, Inc. ADR (a)	18,896	2,435,505
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	159,200	417,198
Shangri-La Asia Ltd.	999,260	700,890
Shenzhen Inovance Technology Co. Ltd. (A Shares)	267,000	1,725,205
Tencent Holdings Ltd.	163,526	7,546,145
Tsingtao Brewery Co. Ltd. (H Shares)	107,934	690,056
TOTAL CHINA		26,848,961
Denmark - 2.0%
Novo Nordisk A/S Series B	45,250	5,995,304
Spar Nord Bank A/S	4,621	94,224
TOTAL DENMARK		6,089,528
Egypt - 0.0%
Integrated Diagnostics Holdings PLC (a)(c)	57,949	17,964
Finland - 0.5%
Kone OYJ (B Shares)	10,284	524,884
Mandatum Holding OY	15,224	70,535
Sampo Oyj (A Shares)	18,470	808,961
TOTAL FINLAND		1,404,380
France - 6.8%
Air Liquide SA	6,029	1,100,043
Airbus Group NV	15,242	2,306,522
Alten SA	2,867	315,866
AXA SA	55,578	1,951,335
BNP Paribas SA	16,922	1,159,390
Capgemini SA	3,809	756,176
Edenred SA	23,968	998,925
Laurent-Perrier Group SA	343	44,360
Lectra	9,952	280,573
Legrand SA	13,179	1,423,951
LISI	1,912	52,663
LVMH Moet Hennessy Louis Vuitton SE	4,336	3,058,451
Safran SA	17,140	3,765,533
TotalEnergies SE	34,719	2,342,364
Vetoquinol SA	1,238	135,054
Vivendi SA	64,074	684,565
TOTAL FRANCE		20,375,771
Germany - 5.6%
Bayer AG	6,578	195,700
Bayerische Motoren Werke AG (BMW)	5,475	507,802
Covestro AG (a)(c)	4,122	242,948
CTS Eventim AG	4,903	432,461
Deutsche Borse AG	4,955	1,014,628
DHL Group	19,092	851,609
Fresenius SE & Co. KGaA (a)	18,008	646,845
Hannover Reuck SE	3,759	934,460
Infineon Technologies AG	10,111	351,238
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,795	1,378,139
Nexus AG	2,520	151,091
Rheinmetall AG	4,013	2,188,038
RWE AG	21,775	812,791
SAP SE	20,735	4,383,800
Scout24 AG (c)	1,401	110,988
Siemens AG	10,272	1,880,774
Stabilus Se	967	47,356
Vonovia SE	20,899	642,576
TOTAL GERMANY		16,773,244
Greece - 0.7%
Athens International Airport SA	5,000	43,084
National Bank of Greece SA	252,340	2,214,800
TOTAL GREECE		2,257,884
Hong Kong - 0.5%
AIA Group Ltd.	32,500	217,388
Pacific Basin Shipping Ltd.	2,598,723	781,661
Prudential PLC	69,528	627,448
TOTAL HONG KONG		1,626,497
Hungary - 0.5%
Richter Gedeon PLC	52,553	1,498,204
India - 3.9%
Axis Bank Ltd.	95,918	1,335,876
Bharat Heavy Electricals Ltd.	209,528	788,910
HDFC Bank Ltd.	101,544	1,962,285
ICICI Bank Ltd.	105,037	1,531,087
Jio Financial Services Ltd.	14,881	58,385
JK Cement Ltd.	15,389	811,826
Larsen & Toubro Ltd.	22,812	1,039,413
Reliance Industries Ltd.	10,148	364,922
Reliance Industries Ltd. GDR (c)	13,515	974,432
Solar Industries India Ltd.	7,374	949,706
Tata Consultancy Services Ltd.	36,033	1,887,274
TOTAL INDIA		11,704,116
Indonesia - 0.1%
PT Bank Central Asia Tbk	653,473	412,942
Ireland - 0.3%
AerCap Holdings NV	1,469	138,013
Bank of Ireland Group PLC	61,188	693,662
Cairn Homes PLC	25,504	52,131
Irish Residential Properties REIT PLC	46,251	46,051
TOTAL IRELAND		929,857
Israel - 0.1%
Ituran Location & Control Ltd.	3,644	96,457
NICE Ltd. sponsored ADR (a)	16	2,896
Tel Aviv Stock Exchange Ltd.	7,200	57,232
TOTAL ISRAEL		156,585
Italy - 1.9%
Eni SpA	81,520	1,304,304
Interpump Group SpA	14,603	633,744
Mediobanca SpA	64,885	1,052,976
Prada SpA	101,900	735,604
Prysmian SpA	10,046	690,825
Ryanair Holdings PLC sponsored ADR	3,905	395,577
UniCredit SpA	18,966	779,023
TOTAL ITALY		5,592,053
Japan - 11.6%
Ai Holdings Corp.	1,750	29,590
Artnature, Inc.	5,300	29,683
Aucnet, Inc.	3,000	48,463
Azbil Corp.	42,900	1,256,602
Broadleaf Co. Ltd.	16,100	66,418
Central Automotive Products Ltd.	1,600	53,243
Curves Holdings Co. Ltd.	23,700	130,836
Daiichi Sankyo Co. Ltd.	4,881	198,792
Daiichikosho Co. Ltd.	4,000	48,663
Daikokutenbussan Co. Ltd.	800	56,927
DENSO Corp.	100,994	1,656,202
Digital Hearts Holdings Co. Ltd.	4,400	29,313
Eisai Co. Ltd.	5,880	224,239
Elan Corp.	7,900	48,569
FUJIFILM Holdings Corp.	33,938	806,908
Fujitec Co. Ltd.	4,000	116,819
Fujitsu Ltd.	36,543	663,627
Funai Soken Holdings, Inc.	2,150	31,546
Gift Holdings, Inc.	2,000	34,004
Goldcrest Co. Ltd.	6,560	126,554
Hitachi Ltd.	100,805	2,178,062
Hoya Corp.	9,593	1,202,011
Ibiden Co. Ltd.	9,025	352,011
INPEX Corp.	35,332	545,579
Itochu Corp.	36,354	1,864,359
Kansai Paint Co. Ltd.	3,500	57,802
Keyence Corp.	5,884	2,572,840
Komatsu Ltd.	15,600	443,470
Koshidaka Holdings Co. Ltd.	19,200	129,705
Kusuri No Aoki Holdings Co. Ltd.	2,900	60,418
LY Corp.	67,344	168,489
Medikit Co. Ltd.	2,800	57,942
Minebea Mitsumi, Inc.	17,152	412,580
Miroku Jyoho Service Co., Ltd.	2,600	33,896
Misumi Group, Inc.	23,524	436,938
Mitsubishi Heavy Industries Ltd.	100,940	1,209,875
Mitsubishi UFJ Financial Group, Inc.	183,785	2,122,782
Mitsuboshi Belting Ltd.	1,100	32,492
Mitsui & Co. Ltd.	20,739	481,225
Nagaileben Co. Ltd.	6,400	115,435
Nihon Parkerizing Co. Ltd.	16,100	134,126
Nintendo Co. Ltd.	6,216	343,486
NOF Corp.	17,415	250,928
NS Tool Co. Ltd.	4,100	25,426
NSD Co. Ltd.	5,500	113,815
OBIC Co. Ltd.	850	129,368
ORIX Corp.	45,848	1,109,047
Paramount Bed Holdings Co. Ltd.	2,400	40,613
ProNexus, Inc.	3,300	28,571
Recruit Holdings Co. Ltd.	43,500	2,494,433
Renesas Electronics Corp.	60,318	1,038,910
San-Ai Obbli Co. Ltd.	4,400	60,711
Shin-Etsu Chemical Co. Ltd.	35,417	1,573,602
SHO-BOND Holdings Co. Ltd.	17,980	694,691
Shoei Co. Ltd.	2,000	26,768
SK Kaken Co. Ltd.	2,200	141,130
SoftBank Group Corp.	11,449	699,676
Software Service, Inc.	600	56,193
Sony Group Corp.	4,910	436,100
Subaru Corp.	8,300	159,580
Sumitomo Mitsui Financial Group, Inc.	26,218	1,893,279
Suzuki Motor Corp.	39,716	456,424
Techno Medica Co. Ltd.	500	5,988
The Monogatari Corp.	3,860	88,123
TIS, Inc.	13,137	283,252
Tocalo Co. Ltd.	6,600	87,322
Tokio Marine Holdings, Inc.	30,253	1,186,920
Toyota Motor Corp.	40,396	776,038
USS Co. Ltd.	50,100	453,494
YAKUODO Holdings Co. Ltd.	4,000	75,698
YONEX Co. Ltd.	3,700	54,436
TOTAL JAPAN		35,053,057
Korea (South) - 4.2%
BGF Retail Co. Ltd.	631	47,632
Hd Hyundai Mipo (a)	13,435	1,152,449
Hyundai Mobis	3,754	604,295
Hyundai Motor Co. Ltd.	4,536	824,553
Korea Aerospace Industries Ltd.	53,315	2,218,555
Samsung Biologics Co. Ltd. (a)(c)	1,928	1,320,249
Samsung Electronics Co. Ltd.	108,719	6,659,068
TOTAL KOREA (SOUTH)		12,826,801
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	17,232	390,517
Mexico - 1.1%
Grupo Financiero Banorte S.A.B. de CV	105,327	789,260
Wal-Mart de Mexico SA de CV Series V	745,794	2,480,242
TOTAL MEXICO		3,269,502
Netherlands - 2.9%
Aalberts Industries NV	13,075	499,510
ASML Holding NV (Netherlands)	7,054	6,492,880
BE Semiconductor Industries NV	5,553	716,060
IMCD NV	5,431	781,734
Universal Music Group NV	10,854	258,591
TOTAL NETHERLANDS		8,748,775
Norway - 0.1%
Kongsberg Gruppen ASA	2,165	217,480
Medistim ASA	1,929	29,526
TOTAL NORWAY		247,006
Peru - 0.7%
Credicorp Ltd. (United States)	11,785	2,010,992
Philippines - 0.0%
International Container Terminal Services, Inc.	5,000	30,513
Poland - 0.6%
Powszechna Kasa Oszczednosci Bank SA	130,700	1,944,161
Russia - 0.1%
LUKOIL PJSC sponsored ADR (a)(b)	15,040	254,176
Sberbank of Russia sponsored ADR (a)(b)	62,556	1,114
Yandex NV Series A (a)(b)	15,421	93,143
TOTAL RUSSIA		348,433
Singapore - 0.3%
United Overseas Bank Ltd.	42,184	1,020,912
South Africa - 1.7%
Anglo American PLC (United Kingdom)	26,339	798,502
FirstRand Ltd.	433,884	1,946,373
Impala Platinum Holdings Ltd.	255,683	1,313,498
MTN Group Ltd.	251,234	1,091,290
Thungela Resources Ltd.	4,647	30,706
TOTAL SOUTH AFRICA		5,180,369
Spain - 1.1%
Amadeus IT Holding SA Class A	8,573	563,554
Banco Santander SA (Spain)	418,246	2,017,682
Cellnex Telecom SA (c)	12,889	449,526
Fluidra SA	1,501	33,431
Unicaja Banco SA (c)	147,836	198,714
TOTAL SPAIN		3,262,907
Sweden - 3.4%
Addlife AB	4,162	61,094
AddTech AB (B Shares)	19,656	633,224
ASSA ABLOY AB (B Shares)	46,257	1,408,725
Atlas Copco AB (A Shares)	188,771	3,359,682
Autoliv, Inc.	7,887	797,691
Bergman & Beving AB (B Shares)	5,200	153,924
Epiroc AB (A Shares)	62,845	1,173,026
Hemnet Group AB	5,515	203,828
Investor AB (B Shares)	56,107	1,591,651
INVISIO AB	4,173	97,416
John Mattson Fastighetsforetagen AB (a)	10,132	59,604
Lagercrantz Group AB (B Shares)	47,094	794,193
TOTAL SWEDEN		10,334,058
Switzerland - 1.6%
Schindler Holding AG:
(participation certificate)	2,275	609,086
(Reg.)	107	28,099
Swiss Life Holding AG	867	665,548
Tecan Group AG	294	109,595
UBS Group AG	50,636	1,537,973
UBS Group AG	14,971	451,825
Zurich Insurance Group Ltd.	2,697	1,484,694
TOTAL SWITZERLAND		4,886,820
Taiwan - 4.9%
Addcn Technology Co. Ltd.	12,354	74,223
ECLAT Textile Co. Ltd.	84,486	1,378,167
eMemory Technology, Inc.	500	35,673
HIWIN Technologies Corp.	189,439	1,170,145
Taiwan Semiconductor Manufacturing Co. Ltd.	357,002	10,459,713
Yageo Corp.	68,857	1,686,465
TOTAL TAIWAN		14,804,386
United Arab Emirates - 0.3%
Adnoc Gas PLC	1,133,400	962,771
United Kingdom - 8.0%
3i Group PLC	11,000	442,538
AstraZeneca PLC (United Kingdom)	7,457	1,184,700
B&M European Value Retail SA	29,722	178,857
BAE Systems PLC	226,919	3,784,581
Baltic Classifieds Group PLC	28,300	98,593
Barratt Developments PLC	177,010	1,198,306
Beazley PLC	52,055	457,393
Bodycote PLC	22,668	203,403
Clarkson PLC	1,639	95,553
Compass Group PLC	72,086	2,219,890
Diageo PLC	9,312	289,743
DP Poland PLC (a)	175,000	24,747
Flutter Entertainment PLC (a)	1,181	233,429
Games Workshop Group PLC	790	104,605
Howden Joinery Group PLC	19,394	234,485
HSBC Holdings PLC (United Kingdom)	141,656	1,288,234
Imperial Brands PLC	29,736	819,579
InterContinental Hotel Group PLC ADR	18,743	1,899,228
JD Sports Fashion PLC	198,714	336,181
Lloyds Banking Group PLC	1,703,623	1,301,483
London Stock Exchange Group PLC	17,020	2,071,772
Oxford Instruments PLC	2,800	90,348
Rightmove PLC	43,677	323,530
Rolls-Royce Holdings PLC (a)	97,312	563,456
Sage Group PLC	50,275	701,893
Spectris PLC	29,093	1,136,227
Spirax-Sarco Engineering PLC	210	24,459
Standard Chartered PLC (United Kingdom)	88,193	871,196
Unilever PLC	30,578	1,879,162
Unite Group PLC	6,500	79,633
TOTAL UNITED KINGDOM		24,137,204
United States of America - 10.9%
CRH PLC	60,439	5,179,622
Experian PLC	44,755	2,112,678
Ferguson PLC	3,113	689,730
GE Vernova LLC	5,103	909,559
GSK PLC	43,599	846,640
Linde PLC	10,472	4,749,052
Marsh & McLennan Companies, Inc.	9,286	2,066,785
MasterCard, Inc. Class A	3,058	1,418,025
Microsoft Corp.	2,559	1,070,558
Moody's Corp.	3,968	1,811,313
Morningstar, Inc.	974	309,391
Nestle SA (Reg. S)	13,428	1,360,158
Otis Worldwide Corp.	6,989	660,461
PriceSmart, Inc.	3,516	321,116
S&P Global, Inc.	3,698	1,792,532
Shell PLC ADR	57,429	4,204,951
Sherwin-Williams Co.	5,759	2,020,257
Visa, Inc. Class A	5,379	1,429,039
TOTAL UNITED STATES OF AMERICA		32,951,867
TOTAL COMMON STOCKS (Cost $225,823,487)		291,032,334

Preferred Stocks - 0.6%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
China - 0.0%
ByteDance Ltd. Series E1 (a)(b)(d)	577	132,606
Nonconvertible Preferred Stocks - 0.6%
Brazil - 0.4%
Itau Unibanco Holding SA	191,922	1,149,601
Germany - 0.2%
Porsche Automobil Holding SE (Germany)	11,074	495,002
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,644,603
TOTAL PREFERRED STOCKS (Cost $1,679,213)		1,777,209

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $8,987,226)	8,985,432	8,987,229

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $236,489,926)	301,796,772
NET OTHER ASSETS (LIABILITIES) - 0.0%	102,233
NET ASSETS - 100.0%	301,899,005

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,453,724 or 2.5% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $132,606 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	63,224

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,162,285	94,584,018	90,758,976	288,717	(98)	-	8,987,229	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	21,697	15,514,748	15,536,445	2,808	-	-	-	0.0%
Total	5,183,982	110,098,766	106,295,421	291,525	(98)	-	8,987,229

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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